T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 1,640,000 1,581
Total Albania (Cost
$1,820
)
1,581
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 9.50%, 11/12/25 (USD)  900,000 988
Total Angola (Cost
$981
)
988
BAHAMAS 0.4%
Government Bonds 0.4%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 425
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 1,500,000 1,211
Total Bahamas (Cost
$1,927
)
1,636
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 1,440,000 1,387
Total Barbados (Cost
$1,467
)
1,387
BRAZIL 9.4%
Government Bonds 9.4%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/25  28,671,332 6,149
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  89,235,000 18,124
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  40,920,000 8,193
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29  4,900,000 962
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/31  17,450,000 3,361
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/33  6,300,000 1,192
Total Brazil (Cost
$38,500
)
37,981
CHILE 2.2%
Government Bonds 2.2%
Bonos de la Tesoreria de la Republica, 1.90%, 9/1/30  3,617,311,200 4,606

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bonos de la Tesoreria de la Republica, 2.30%, 10/1/28 (1) 4,115,000,000 4,137
Total Chile (Cost
$9,612
)
8,743
CHINA 13.3%
Corporate Bonds 0.4%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  1,070,000 375
Country Garden Holdings, 6.15%, 9/17/25 (USD)  880,000 686
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  500,000 145
Times China Holdings, 6.75%, 7/8/25 (USD)  1,480,000 607
1,813
Government Bonds 12.9%
China Development Bank, 3.68%, 2/26/26  37,900,000 6,153
People's Republic of China, 1.99%, 4/9/25  47,750,000 7,413
People's Republic of China, 2.85%, 6/4/27  20,000,000 3,180
People's Republic of China, 2.88%, 11/5/23  22,000,000 3,500
People's Republic of China, 3.12%, 12/5/26  96,350,000 15,525
People's Republic of China, 3.13%, 11/21/29  90,900,000 14,612
People's Republic of China, 3.27%, 11/19/30  10,750,000 1,748
52,131
Total China (Cost
$52,318
)
53,944
COLOMBIA 4.4%
Corporate Bonds 0.4%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 464
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,088
1,552
Government Bonds 4.0%
Republic of Colombia, 6.00%, 4/28/28  32,199,700,000 7,212
Republic of Colombia, 7.00%, 3/26/31  5,400,000,000 1,206
Republic of Colombia, 7.25%, 10/18/34  20,110,000,000 4,373
Republic of Colombia, 7.50%, 8/26/26  13,724,100,000 3,406
16,197
Total Colombia (Cost
$22,612
)
17,749
CZECH REPUBLIC 2.4%
Government Bonds 2.4%
Czech Republic, 2.00%, 10/13/33  122,240,000 4,683
Czech Republic, 2.40%, 9/17/25  47,980,000 2,037

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Czech Republic, 2.50%, 8/25/28  70,640,000 2,960
Total Czech Republic (Cost
$10,251
)
9,680
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26 (1) 48,250,000 898
Total Dominican Republic (Cost
$819
)
898
EGYPT 1.7%
Government Bonds 1.7%
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  1,290,000 1,229
Arab Republic of Egypt, 14.369%, 10/20/25  28,100,000 1,486
Arab Republic of Egypt, 15.90%, 7/2/24  71,400,000 3,982
Total Egypt (Cost
$7,389
)
6,697
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.50%, 5/3/26 (USD)  980,000 997
Total Guatemala (Cost
$998
)
997
HUNGARY 3.6%
Government Bonds 3.6%
Republic of Hungary, 2.25%, 4/20/33  392,000,000 836
Republic of Hungary, 3.00%, 10/27/38  217,910,000 455
Republic of Hungary, 3.25%, 10/22/31  832,000,000 2,018
Republic of Hungary, 4.50%, 3/23/28  1,000,000,000 2,739
Republic of Hungary, 4.50%, 5/27/32  509,000,000 1,370
Republic of Hungary, 5.50%, 6/24/25  2,504,120,000 7,343
Total Hungary (Cost
$16,926
)
14,761
INDIA 0.7%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,773
1,773

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.3%
National Highways Authority of India, 7.30%, 5/18/22  80,000,000 1,058
1,058
Total India (Cost
$3,247
)
2,831
INDONESIA 9.3%
Corporate Bonds 1.2%
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/20/29 (1) 63,100,000,000 4,958
4,958
Government Bonds 8.1%
Republic of Indonesia, 6.125%, 5/15/28  145,086,000,000 9,980
Republic of Indonesia, 6.50%, 6/15/25  25,500,000,000 1,851
Republic of Indonesia, 6.625%, 5/15/33  14,280,000,000 972
Republic of Indonesia, 7.50%, 4/15/40  43,712,000,000 3,106
Republic of Indonesia, 8.125%, 5/15/24  29,200,000,000 2,186
Republic of Indonesia, 8.25%, 5/15/36  46,944,000,000 3,556
Republic of Indonesia, 8.75%, 5/15/31  110,957,000,000 8,757
Republic of Indonesia, 9.00%, 3/15/29  30,598,000,000 2,404
32,812
Total Indonesia (Cost
$37,490
)
37,770
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  2,030,000 1,984
Total Ivory Coast (Cost
$2,321
)
1,984
MACAO 0.2%
Corporate Bonds 0.2%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,300,000 992
Total Macao (Cost
$1,306
)
992
MALAYSIA 4.9%
Government Bonds 4.9%
Government of Malaysia, 3.757%, 5/22/40  5,295,000 1,147
Government of Malaysia, 4.065%, 6/15/50  28,315,000 6,218
Government of Malaysia, 4.232%, 6/30/31  36,306,000 8,765
Government of Malaysia, 4.392%, 4/15/26  5,100,000 1,258

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.935%, 9/30/43  10,170,000 2,545
Total Malaysia (Cost
$21,125
)
19,933
MEXICO 11.0%
Corporate Bonds 0.2%
America Movil, 5.375%, 4/4/32 (USD) (1) 930,000 930
930
Government Bonds 10.8%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  625,000 636
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 540
United Mexican States, 5.75%, 3/5/26  210,600,000 9,638
United Mexican States, 7.50%, 6/3/27  268,861,800 12,984
United Mexican States, 7.75%, 5/29/31  70,710,000 3,428
United Mexican States, 8.00%, 9/5/24  16,600,000 827
United Mexican States, 8.50%, 5/31/29  107,415,000 5,441
United Mexican States, 8.50%, 11/18/38  173,710,000 8,876
United Mexican States, Inflation-Indexed, 2.75%, 11/27/31  28,218,625 1,310
43,680
Total Mexico (Cost
$45,844
)
44,610
MONGOLIA 0.3%
Government Bonds 0.3%
Government of Mongolia, 8.75%, 3/9/24 (USD)  960,000 1,023
Total Mongolia (Cost
$997
)
1,023
OMAN 0.3%
Government Bonds 0.3%
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 1,230,000 1,306
Total Oman (Cost
$1,246
)
1,306
PARAGUAY 0.2%
Government Bonds 0.2%
Republic of Paraguay, 4.70%, 3/27/27 (USD)  970,000 1,012
Total Paraguay (Cost
$1,016
)
1,012

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 3.4%
Government Bonds 3.4%
Republic of Peru, 6.15%, 8/12/32  11,300,000 2,964
Republic of Peru, 6.35%, 8/12/28 (1) 11,669,000 3,167
Republic of Peru, 6.35%, 8/12/28  16,700,000 4,532
Republic of Peru, 6.90%, 8/12/37  6,504,000 1,747
Republic of Peru, 8.20%, 8/12/26  4,700,000 1,380
Total Peru (Cost
$15,616
)
13,790
PHILIPPINES 0.3%
Government Bonds 0.3%
Republic of Philippines, 2.875%, 7/9/30  76,200,000 1,215
Total Philippines (Cost
$1,504
)
1,215
POLAND 0.6%
Government Bonds 0.6%
Republic of Poland, 2.50%, 7/25/26  7,600,000 1,599
Republic of Poland, 2.50%, 7/25/27  3,930,000 812
Total Poland (Cost
$2,536
)
2,411
ROMANIA 3.9%
Government Bonds 3.9%
Republic of Romania, 2.00%, 4/14/33 (EUR) (1) 1,570,000 1,401
Republic of Romania, 4.40%, 9/25/23  14,875,000 3,300
Republic of Romania, 4.75%, 2/24/25  21,775,000 4,753
Republic of Romania, 5.00%, 2/12/29  19,165,000 4,042
Republic of Romania, 5.85%, 4/26/23  10,500,000 2,378
Total Romania (Cost
$18,325
)
15,874
SENEGAL 0.4%
Government Bonds 0.4%
Republic of Senegal, 6.25%, 5/23/33 (USD)  1,533,000 1,451
Total Senegal (Cost
$1,558
)
1,451

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, 4.50%, 8/20/32  185,990,000 1,569
Total Serbia (Cost
$1,956
)
1,569
SOUTH AFRICA 10.3%
Government Bonds 10.3%
Republic of South Africa, 7.00%, 2/28/31  306,198,000 17,485
Republic of South Africa, 8.25%, 3/31/32  37,000,000 2,262
Republic of South Africa, 8.75%, 1/31/44  70,680,000 4,078
Republic of South Africa, 8.75%, 2/28/48  63,294,000 3,643
Republic of South Africa, 8.875%, 2/28/35  168,940,000 10,393
Republic of South Africa, 10.50%, 12/21/26  35,635,000 2,660
Republic of South Africa, Inflation-Indexed, 1.875%, 2/28/33  24,087,145 1,355
Total South Africa (Cost
$41,348
)
41,876
SUPRANATIONAL 1.1%
Government Bonds 1.1%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,815
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,497
Total Supranational (Cost
$4,533
)
4,312
THAILAND 5.0%
Government Bonds 5.0%
Kingdom of Thailand, 1.585%, 12/17/35  223,800,000 5,673
Kingdom of Thailand, 2.00%, 12/17/31  112,910,000 3,296
Kingdom of Thailand, 3.40%, 6/17/36  25,213,000 788
Kingdom of Thailand, 3.65%, 6/20/31  231,410,000 7,734
Kingdom of Thailand, 3.775%, 6/25/32  30,000,000 1,007
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  53,706,396 1,652
Total Thailand (Cost
$23,318
)
20,150
UKRAINE 0.5%
Government Bonds 0.5%
Government of Ukraine, 9.84%, 2/15/23  30,000,000 470

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Ukraine, 11.67%, 11/22/23  130,100,000 1,746
Total Ukraine (Cost
$6,058
)
2,216
UNITED STATES 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Notes, 2.125%, 5/15/22  3,920,000 3,928
Total United States (Cost
$3,930
)
3,928
URUGUAY 0.1%
Government Bonds 0.1%
Republic of Uruguay, 8.50%, 3/15/28 (1) 14,500,000 346
Total Uruguay (Cost
$501
)
346
ZAMBIA 0.4%
Government Bonds 0.4%
Republic of Zambia, 11.00%, 1/25/26  34,070,000 1,464
Total Zambia (Cost
$1,347
)
1,464
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 0.29% (2)(3) 17,076,528 17,077
17,077
U.S. Treasury Obligations 2.2%
U.S. Treasury Bills, 0.148%, 5/19/22 (4) 9,023,000 9,019
9,019
Total Short-Term Investments (Cost $26,097) 26,096
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contracts, Call,
4/22/22 @ $127.50 (5) 65 7,987 3

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contracts, Call,
5/20/22 @ $124.00 (5) 65 7,987 51
Total Exchange-Traded Options Purchased (Cost $128) 54
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
EUR Put / HUF Call,
5/30/22 @ 363.00
(HUF) (5) 1 3,850 32
Deutsche Bank
EUR Put / USD
Call, 5/27/22 @
$1.09 (USD) (5) 1 5,925 39
HSBC Bank
USD Put / KRW Call,
5/30/22 @ 1,200.00
(KRW) (5) 1 3,000 23
Total OTC Options Purchased (Cost $117) 94
Total Options Purchased (Cost $245) 148
Total Investments in Securities 99.9%
(Cost $429,084) $ 405,349
Other Assets Less Liabilities 0.1% 315
Net Assets 100.0% $ 405,664
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,778 and represents 5.6% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.840% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 7/1/24 * 11,000 (26) — (26)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 12.010% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 1/2/25 * 5,300 13 — 13
Total Brazil — (13)
Total Bilateral Interest Rate Swaps — (13)
Total Bilateral Swaps — (13)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.0%
Brazil 0.0%
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/26
(USD) * 4,475 175 237 (62)
Total Brazil (62)
Mexico (0.0)%
Protection Bought (Relevant Credit: United
Mexican States), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/26
(USD) * 2,030 (8) 14 (22)
Total Mexico (22)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (84)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.2)%
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.445% Quarterly, Receive Variable
3.100% (7 Day Interbank Repo) Quarterly,
2/24/27 * 16,000 (1) — (1)
Total China (1)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive Fixed
4.451% Annually, Pay Variable 5.250% (6M
CZK PRIBOR) Semi-Annually, 3/31/27 * 115,000 3 — 3
Total Czech Republic 3
Hungary (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 6.450% (6M
HUF BUBOR) Semi-Annually, 3/18/27 * 970,000 (24) 1 (25)
Total Hungary (25)
India 0.0%
5 Year Interest Rate Swap, Pay Fixed
5.815% Semi-Annually, Receive Variable
6.220% (INR MIBOR) Semi-Annually,
3/4/27 * 193,000 16 — 16
5 Year Interest Rate Swap, Pay Fixed
5.818% Semi-Annually, Receive Variable
6.220% (INR MIBOR) Semi-Annually,
3/1/27 * 472,700 41 — 41
5 Year Interest Rate Swap, Pay Fixed
5.950% Semi-Annually, Receive Variable
6.220% (INR MIBOR) Semi-Annually,
3/16/27 * 150,000 2 1 1
Total India 58
Mexico (0.2)%
4 Year Interest Rate Swap, Receive Fixed
5.565% 28 Days, Pay Variable 6.724%
(MXIBTIIE) 28 Days, 4/22/25 * 61,000 (246) — (246)
5 Year Interest Rate Swap, Receive Fixed
4.980% 28 Days, Pay Variable 6.291%
(MXIBTIIE) 28 Days, 10/31/25 * 51,000 (276) 1 (277)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 6.724%
(MXIBTIIE) 28 Days, 12/3/24 * 27,500 (67) — (67)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 6.241%
(MXIBTIIE) 28 Days, 9/13/24 * 56,500 (125) — (125)
Total Mexico (715)
Total Centrally Cleared Interest Rate Swaps (680)
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.990% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/14/27 * 1,350 41 — 41
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.588% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/1/31 * 2,450 169 — 169
Total United States 210
Total Centrally Cleared Zero-Coupon Inflation Swaps 210
Total Centrally Cleared Swaps (554)
Net payments (receipts) of variation margin to date 597
Variation margin receivable (payable) on centrally cleared swaps $ 43

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 INR 171,881 USD 2,300 $ (36)
Bank of America 4/13/22 MXN 43,422 USD 2,088 90
Bank of America 4/14/22 RON 47,377 USD 10,767 (181)
Bank of America 4/14/22 USD 1,956 RON 8,892 (31)
Bank of America 4/14/22 USD 2,536 ZAR 40,091 (203)
Bank of America 4/14/22 ZAR 42,557 USD 2,762 146
Bank of America 5/13/22 CZK 40,281 USD 1,731 85
Bank of America 5/13/22 CZK 154,650 USD 7,053 (81)
Bank of America 5/13/22 PLN 6,663 USD 1,504 75
Bank of America 5/13/22 USD 3,543 PLN 15,608 (156)
Bank of America 6/10/22 MYR 5,688 USD 1,358 (11)
Barclays Bank 4/8/22 IDR 23,611,578 USD 1,638 6
Barclays Bank 4/8/22 KRW 4,013,302 USD 3,350 (42)
Barclays Bank 4/8/22 TWD 64,176 USD 2,230 11
Barclays Bank 4/8/22 USD 1,016 IDR 14,636,957 (3)
Barclays Bank 4/14/22 TRY 31,969 USD 2,165 (11)
Barclays Bank 4/14/22 USD 475 CNH 3,037 (3)
Barclays Bank 6/10/22 THB 135,737 USD 4,087 (1)
Barclays Bank 6/10/22 USD 254 PHP 13,202 1
Barclays Bank 7/8/22 USD 2,241 TWD 64,176 (11)
BNP Paribas 4/8/22 CLP 2,381,498 USD 2,893 130
BNP Paribas 4/8/22 PEN 27,024 USD 7,141 201
BNP Paribas 4/8/22 USD 5,509 CLP 4,533,680 (245)
BNP Paribas 4/8/22 USD 6,115 PEN 23,849 (364)
BNP Paribas 4/8/22 USD 2,287 RUB 183,706 59
BNP Paribas 4/14/22 USD 6,892 RSD 721,448 115
BNP Paribas 4/14/22 ZAR 19,448 USD 1,264 64
BNP Paribas 5/6/22 KZT 449,288 USD 1,013 (77)
BNP Paribas 5/13/22 PLN 107,218 USD 26,816 (1,406)
BNP Paribas 5/13/22 USD 2,126 PLN 9,000 (7)
BNP Paribas 7/8/22 CLP 666,197 USD 829 3
Citibank 4/8/22 USD 472 RUB 54,713 (192)
Citibank 4/13/22 MXN 156,940 USD 7,571 301
Citibank 4/14/22 RSD 256,832 USD 2,410 3
Citibank 4/14/22 RSD 923,883 USD 8,834 (155)
Citibank 4/22/22 USD 2,169 JPY 248,747 125
Citibank 5/5/22 RUB 87,490 USD 825 191
Citibank 5/6/22 USD 1,065 KZT 505,932 11
Citibank 5/11/22 EGP 17,297 USD 940 1
Citibank 5/11/22 EGP 93,450 USD 5,818 (732)
Citibank 5/11/22 USD 1,846 EGP 29,726 228
Citibank 5/20/22 EUR 1,990 USD 2,202 3

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 6/2/22 BRL 16,137 USD 3,113 $ 215
Citibank 6/2/22 USD 215 BRL 1,039 1
Citibank 6/10/22 THB 40,179 USD 1,207 3
Citibank 7/15/22 USD 2,409 RSD 256,832 —
Citibank 7/15/22 USD 2,390 RSD 256,832 (20)
Deutsche Bank 4/8/22 INR 171,881 USD 2,299 (35)
Deutsche Bank 4/8/22 RUB 185,983 USD 2,326 (70)
Deutsche Bank 4/8/22 TWD 73,837 USD 2,580 (2)
Deutsche Bank 4/8/22 USD 1,554 IDR 22,405,220 (6)
Deutsche Bank 4/8/22 USD 15,813 TWD 437,024 555
Deutsche Bank 4/14/22 CNH 12,006 USD 1,875 13
Deutsche Bank 4/14/22 USD 2,143 CZK 46,357 46
Deutsche Bank 4/14/22 USD 4,771 HUF 1,534,163 160
Deutsche Bank 6/10/22 MYR 55,408 USD 13,219 (100)
Deutsche Bank 6/10/22 USD 4,227 MYR 17,817 8
Deutsche Bank 6/10/22 USD 5,637 THB 186,550 21
Deutsche Bank 7/8/22 USD 2,595 TWD 73,837 3
Goldman Sachs 4/8/22 INR 80,584 USD 1,064 (3)
Goldman Sachs 4/14/22 USD 2,171 CNH 13,867 (9)
Goldman Sachs 5/5/22 RUB 94,309 USD 827 268
Goldman Sachs 6/2/22 BRL 23,850 USD 4,606 312
Goldman Sachs 6/2/22 USD 1,189 BRL 6,337 (118)
Goldman Sachs 6/10/22 THB 404,636 USD 12,245 (64)
Goldman Sachs 7/8/22 USD 1,054 INR 80,584 5
HSBC Bank 4/8/22 CLP 3,069,185 USD 3,816 80
HSBC Bank 4/8/22 IDR 59,066,665 USD 4,118 (5)
HSBC Bank 4/8/22 KRW 2,658,154 USD 2,226 (35)
HSBC Bank 4/8/22 TWD 176,507 USD 6,270 (107)
HSBC Bank 4/8/22 USD 1,491 IDR 21,563,157 (11)
HSBC Bank 4/8/22 USD 1,102 INR 83,084 8
HSBC Bank 4/8/22 USD 2,323 INR 177,289 (13)
HSBC Bank 4/13/22 USD 2,505 MXN 51,970 (102)
HSBC Bank 4/14/22 HUF 678,060 USD 2,152 (114)
HSBC Bank 4/14/22 USD 683 CNH 4,377 (5)
HSBC Bank 4/14/22 USD 4,510 RSD 469,489 100
HSBC Bank 5/13/22 PLN 8,491 USD 1,940 72
HSBC Bank 6/10/22 MYR 8,274 USD 1,964 (5)
HSBC Bank 6/10/22 USD 448 MYR 1,881 3
HSBC Bank 7/8/22 IDR 14,762,019 USD 1,024 1
JPMorgan Chase 4/8/22 KRW 5,272,650 USD 4,421 (75)
JPMorgan Chase 4/8/22 RUB 332,544 USD 4,161 (127)
JPMorgan Chase 4/8/22 TWD 6,957 USD 251 (8)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/8/22 USD 814 IDR 11,729,588 $ (3)
JPMorgan Chase 4/8/22 USD 2,300 INR 173,462 15
JPMorgan Chase 4/8/22 USD 2,035 INR 156,514 (26)
JPMorgan Chase 4/8/22 USD 2,435 KRW 2,972,736 (16)
JPMorgan Chase 4/8/22 USD 5,701 RUB 449,135 252
JPMorgan Chase 4/13/22 MXN 47,012 USD 2,268 90
JPMorgan Chase 4/13/22 USD 5,443 MXN 111,911 (170)
JPMorgan Chase 4/14/22 CNH 11,298 USD 1,771 5
JPMorgan Chase 4/14/22 CZK 45,082 USD 2,006 33
JPMorgan Chase 4/14/22 HUF 1,041,365 USD 3,125 5
JPMorgan Chase 4/14/22 HUF 711,464 USD 2,209 (71)
JPMorgan Chase 4/14/22 RON 10,799 USD 2,434 (21)
JPMorgan Chase 4/14/22 RSD 10,223 USD 99 (3)
JPMorgan Chase 4/14/22 TRY 11,450 USD 765 7
JPMorgan Chase 4/14/22 TRY 6,043 USD 488 (81)
JPMorgan Chase 4/14/22 USD 434 CNH 2,750 2
JPMorgan Chase 4/14/22 USD 1,052 CNH 6,738 (8)
JPMorgan Chase 4/14/22 USD 1,468 CZK 33,033 (26)
JPMorgan Chase 4/14/22 USD 5,883 HUF 1,917,701 120
JPMorgan Chase 4/14/22 USD 918 HUF 339,431 (102)
JPMorgan Chase 4/14/22 USD 3,705 RON 16,757 (39)
JPMorgan Chase 4/14/22 USD 253 TRY 3,549 14
JPMorgan Chase 4/14/22 USD 363 TRY 5,560 (12)
JPMorgan Chase 4/14/22 USD 614 ZAR 8,984 —
JPMorgan Chase 4/14/22 USD 6,797 ZAR 105,509 (410)
JPMorgan Chase 4/14/22 ZAR 121,888 USD 7,969 357
JPMorgan Chase 4/14/22 ZAR 20,555 USD 1,408 (4)
JPMorgan Chase 4/22/22 JPY 234,505 USD 1,913 14
JPMorgan Chase 4/22/22 JPY 213,564 USD 1,773 (18)
JPMorgan Chase 5/13/22 CZK 30,667 USD 1,364 19
JPMorgan Chase 5/13/22 PLN 7,960 USD 1,850 36
JPMorgan Chase 5/13/22 PLN 15,000 USD 3,566 (11)
JPMorgan Chase 5/13/22 USD 1,647 CZK 37,917 (63)
JPMorgan Chase 5/13/22 USD 1,888 PLN 7,926 9
JPMorgan Chase 5/13/22 USD 1,788 PLN 7,700 (37)
JPMorgan Chase 5/20/22 EUR 1,876 USD 2,065 14
JPMorgan Chase 6/10/22 THB 36,105 USD 1,087 —
JPMorgan Chase 6/10/22 THB 54,366 USD 1,665 (28)
JPMorgan Chase 6/10/22 USD 1,637 THB 54,062 9
JPMorgan Chase 7/15/22 RSD 33,796 USD 318 (1)
Morgan Stanley 4/8/22 CLP 1,832,007 USD 2,189 136
Morgan Stanley 4/8/22 TWD 115,547 USD 4,020 14

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/8/22 USD 371 CLP 299,071 $ (9)
Morgan Stanley 4/8/22 USD 4,420 KRW 5,263,645 80
Morgan Stanley 4/8/22 USD 3,034 KRW 3,707,725 (23)
Morgan Stanley 4/8/22 USD 3,017 PEN 12,330 (332)
Morgan Stanley 4/8/22 USD 1,138 RUB 122,985 (354)
Morgan Stanley 4/14/22 HUF 5,187,602 USD 16,191 (600)
Morgan Stanley 4/14/22 USD 1,644 CNH 10,518 (10)
Morgan Stanley 4/14/22 ZAR 7,235 USD 469 25
Morgan Stanley 4/22/22 USD 3,977 JPY 458,049 213
Morgan Stanley 5/5/22 USD 1,537 RUB 181,799 (575)
Morgan Stanley 6/2/22 USD 4,236 BRL 22,385 (380)
Morgan Stanley 7/8/22 IDR 10,204,494 USD 709 (1)
Morgan Stanley 7/8/22 USD 4,041 TWD 115,547 (14)
RBC Dominion Securities 4/13/22 USD 1,203 MXN 25,073 (55)
RBC Dominion Securities 6/2/22 BRL 9,853 USD 1,909 123
Standard Chartered 4/8/22 USD 2,153 IDR 31,020,188 (7)
Standard Chartered 4/14/22 RON 958 USD 219 (5)
Standard Chartered 4/14/22 USD 1,461 CNH 9,338 (7)
Standard Chartered 4/14/22 USD 778 TRY 11,226 22
Standard Chartered 4/22/22 USD 1,561 JPY 179,887 82
Standard Chartered 6/10/22 MYR 55,408 USD 13,197 (77)
Standard Chartered 6/10/22 USD 444 PHP 23,021 1
State Street 4/13/22 USD 3,938 MXN 81,663 (159)
State Street 4/14/22 CNH 4,897 USD 769 1
State Street 4/14/22 CZK 172,829 USD 7,892 (73)
State Street 4/14/22 USD 208 CNH 1,330 (1)
State Street 4/14/22 USD 711 HUF 224,775 36
State Street 4/14/22 USD 14,889 RON 65,463 263
State Street 4/14/22 USD 1,188 ZAR 18,403 (69)
State Street 4/14/22 ZAR 12,688 USD 817 50
State Street 4/22/22 JPY 529,391 USD 4,620 (269)
State Street 4/22/22 USD 1,252 JPY 143,115 76
State Street 5/20/22 EUR 88 USD 96 1
State Street 5/20/22 USD 4,723 EUR 4,146 129
UBS Investment Bank 4/8/22 CLP 214,848 USD 250 23
UBS Investment Bank 4/8/22 IDR 67,879,972 USD 4,739 (12)
UBS Investment Bank 4/8/22 RUB 830,023 USD 10,647 (577)
UBS Investment Bank 4/8/22 USD 3,429 IDR 49,203,104 3
UBS Investment Bank 4/8/22 USD 5,147 RUB 415,012 112
UBS Investment Bank 4/8/22 USD 1,128 RUB 123,000 (364)
UBS Investment Bank 4/13/22 USD 1,169 MXN 24,636 (67)
UBS Investment Bank 4/14/22 CZK 33,204 USD 1,502 —

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/14/22 USD 1,610 CNH 10,288 $ (7)
UBS Investment Bank 4/14/22 USD 2,627 HUF 830,466 132
UBS Investment Bank 4/14/22 USD 10,449 ZAR 165,338 (845)
UBS Investment Bank 4/14/22 ZAR 58,733 USD 3,833 179
UBS Investment Bank 4/22/22 USD 1,652 JPY 189,710 93
UBS Investment Bank 5/6/22 KZT 1,466,905 USD 3,348 (291)
UBS Investment Bank 5/13/22 CZK 16,070 USD 702 22
UBS Investment Bank 5/13/22 CZK 46,429 USD 2,097 (3)
UBS Investment Bank 5/20/22 USD 8,956 EUR 7,919 181
UBS Investment Bank 6/10/22 THB 53,368 USD 1,604 3
UBS Investment Bank 6/10/22 THB 195,329 USD 5,887 (6)
UBS Investment Bank 6/10/22 USD 6,588 COP 25,294,200 (49)
UBS Investment Bank 7/8/22 IDR 49,203,104 USD 3,418 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4,650)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 7 U.S. Treasury Long Bond contracts 6/22 (1,050) $ 32
Short, 113 U.S. Treasury Notes five year contracts 6/22 (12,960) 347
Short, 45 U.S. Treasury Notes ten year contracts 6/22 (5,529) 168
Short, 6 Ultra U.S. Treasury Notes ten year contracts 6/22 (813) 20
Short, 5 Euro BUXL thirty year bond contracts 6/22 (1,030) 93
Short, 33 Euro-Bund ten year contracts 6/22 (5,792) 224
Net payments (receipts) of variation margin to date (985)
Variation margin receivable (payable) on open futures contracts $ (101)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 17,543  ¤  ¤ $ 17,077^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,077.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 379,105 $ — $ 379,105
Short-Term Investments 17,077 9,019 — 26,096
Options Purchased 54 94 — 148
Total Securities 17,131 388,218 — 405,349
Swaps* — 284 — 284
Forward Currency Exchange
Contracts — 6,724 — 6,724
Futures Contracts* 884 — — 884
Total $ 18,015 $ 395,226 $ — $ 413,241
Liabilities
Swaps* $ — $ 851 $ — $ 851
Forward Currency Exchange
Contracts — 11,374 — 11,374
Total $ — $ 12,225 $ — $ 12,225
1
Includes Corporate Bonds, Government Bonds and U.S. Treasury Obligations.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F192-054Q1 03/22